OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about carrying value of other liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Other Liabilities [Abstract]
Contingent share consideration	$ 5,538	$ 231
Lease liabilities	4,651	2,617
Total other liabilities	$ 10,189	$ 2,848